NON-CURRENT ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2025
Disclosure Of Noncurrent Assets Held For Sale [Abstract]
Disclosure of non-current assets or disposal groups classified as held for sale [text block]
NOTE 22. NON-CURRENT ASSETS HELD FOR SALE

On December 20, 2023, Arauco entered into a share purchase agreement (“SPA”). Pursuant to this agreement, Arauco, along with its subsidiary Inversiones Arauco Internacional Limitada (the “Sellers”), agreed to sell to a company specially incorporated for such purpose and designated by the Brazilian company Klabin S. A. (the “Buyer”) all of the shares and interests that the Sellers directly hold in Arauco Florestal Arapotí S.A. and Arauco Forest Brasil S.A., and indirectly hold in Empreendimentos Florestais Santa Cruz Ltda. and Florestal Vale do Corisco S.A. (jointly, the “Brazilian Forestry Companies”), which own assets mainly in the state of Paraná, Brazil.

The assets included in the sale were all the shares and interests in these Brazilian forestry companies, except for Florestal Vale do Corisco S.A., where the Sellers indirectly own 49% of the latter’s shares of this associate.

On July 16, 2024, Arauco transferred all shares and interests held in Arauco Florestal Arapotí S.A., Arauco Forest Brasil S.A., Empreendimentos Florestais Santa Cruz Ltda. and Florestal Vale do Corisco S.A., entities owning assets primarily located in the state of Paraná, Brazil.  The sale price, which amounted to ThU.S.$ 1,168,161, amount that was fully paid on that date. Subsequently, on October 17, 2024, an additional payment of ThU.S.$ 4,613 due to customary price adjustments at the transaction’s closing. The total amount received by Arauco after taxes was ThU.S.$ 971,097, which generated a profit of ThU.S.$ 209,497 after taxes.

The eucalyptus and pine forest plantations included in the transaction span approximately 85,000 hectares. Moreover, it should also be noted that the sale of shares and interests did not extend to the industrial assets related to the panel mills in Brazil, nor to other forestry assets located mainly in the state of Mato Grosso do Sul, Brazil, which are related to an industrial project to subsequently build a pulp mill, known as “Project Sucuriú.”

The following table sets forth information on the main types of non-current assets and liabilities held for sale:

	12-31-2025	12-31-2024
Assets classified as held for sale	ThU.S.$	ThU.S.$
Property, plant and equiment	3,901	3,767
Assets classified as held for sale	3,901	3,767

For the year ended December 31, 2023, the Company recognized net deferred tax assets of ThU.S.$ 78,061 resulting from the proposed sale transaction. The aforementioned amount comprises a charge to earnings in the amount of ThU.S.$ 57,110 and a credit to conversion reserves in the amount of ThU.S.$ 135,171. These deferred taxes reflect the difference between the financial book value and tax value of the companies to be sold, which were not previously recorded in accordance with IAS 12.

For the year ended December 31, 2024, Arauco recognized a credit to earnings in the amount of ThU.S.$ 57,110 was recognized and a charge to conversion reserves in the amount of ThU.S.$ 135,171 corresponding to the remeasurement of net deferred taxes recognized in connection with the sale agreement
. These deferred taxes were subsequently allocated to the
income
tax that was generated at the closing of the sale of the aforesaid investments.